Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

October 31, 2019

DGF-QTLY-1219
1.809095.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (a)	327,438	$22,914
Media - 11.9%
CBS Corp. Class B	1,432,800	51,638
Charter Communications, Inc. Class A (a)	117,300	54,880
Comcast Corp. Class A	9,232,792	413,814
Discovery Communications, Inc. Class A (a)(b)	1,387,100	37,389
Interpublic Group of Companies, Inc.	2,173,800	47,280
Liberty Broadband Corp. Class A (a)	356,834	42,103
Liberty Media Corp. Liberty SiriusXM Series A (a)	1,572,300	70,612
Omnicom Group, Inc.	614,000	47,395
Sinclair Broadcast Group, Inc. Class A	2,022,300	80,568
		845,679

TOTAL COMMUNICATION SERVICES		868,593

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.1%
BorgWarner, Inc.	1,084,700	45,210
Lear Corp.	299,600	35,284
		80,494
Automobiles - 1.3%
General Motors Co.	2,416,700	89,805
Distributors - 1.5%
LKQ Corp. (a)	3,199,200	108,741
Household Durables - 2.0%
Lennar Corp. Class A	311,900	18,589
Mohawk Industries, Inc. (a)	181,000	25,952
NVR, Inc. (a)	13,378	48,650
Whirlpool Corp.	310,700	47,264
		140,455
Internet & Direct Marketing Retail - 0.8%
The Booking Holdings, Inc. (a)	27,300	55,931
Leisure Products - 0.5%
Brunswick Corp.	566,600	32,999
Specialty Retail - 1.0%
AutoNation, Inc. (a)	1,069,700	54,394
Best Buy Co., Inc.	189,000	13,576
		67,970
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	573,301	49,969
Tapestry, Inc.	2,002,200	51,777
		101,746

TOTAL CONSUMER DISCRETIONARY		678,141

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	293,100	16,056
Food Products - 1.4%
The Kraft Heinz Co.	3,084,800	99,732
Household Products - 1.2%
Energizer Holdings, Inc.	657,500	27,937
Spectrum Brands Holdings, Inc.	1,121,275	56,299
		84,236
Tobacco - 2.7%
Altria Group, Inc.	4,211,114	188,616

TOTAL CONSUMER STAPLES		388,640

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Equinor ASA sponsored ADR	2,085,000	38,593
Exxon Mobil Corp.	4,061,797	274,456
Phillips 66 Co.	1,159,700	135,476
		448,525
FINANCIALS - 23.8%
Banks - 14.2%
Bank of America Corp.	8,827,217	276,027
JPMorgan Chase & Co.	2,173,835	271,555
M&T Bank Corp.	546,000	85,465
PNC Financial Services Group, Inc.	718,500	105,404
U.S. Bancorp	1,713,600	97,709
Wells Fargo & Co.	3,325,693	171,706
		1,007,866
Capital Markets - 0.4%
KKR & Co. LP	1,161,900	33,498
Diversified Financial Services - 9.2%
Berkshire Hathaway, Inc. Class B (a)	3,067,600	652,108

TOTAL FINANCIALS		1,693,472

HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co.	176,500	45,184
Envista Holdings Corp. (a)(b)	485,900	14,251
		59,435
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	643,500	54,942
Anthem, Inc.	361,400	97,246
Cigna Corp.	563,700	100,598
CVS Health Corp.	997,400	66,217
HCA Holdings, Inc.	315,800	42,172
UnitedHealth Group, Inc.	665,206	168,098
		529,273
Pharmaceuticals - 3.8%
Bayer AG	1,231,900	95,566
Bristol-Myers Squibb Co.	3,086,600	177,078
		272,644

TOTAL HEALTH CARE		861,352

INDUSTRIALS - 24.3%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	73,500	38,682
Air Freight & Logistics - 2.5%
FedEx Corp.	515,800	78,742
United Parcel Service, Inc. Class B	875,000	100,774
		179,516
Airlines - 1.5%
Delta Air Lines, Inc.	1,567,900	86,360
Southwest Airlines Co.	361,700	20,302
		106,662
Electrical Equipment - 0.6%
AMETEK, Inc.	460,300	42,186
Industrial Conglomerates - 8.7%
General Electric Co.	61,593,300	614,701
Machinery - 4.7%
Allison Transmission Holdings, Inc.	803,002	35,019
Caterpillar, Inc.	290,200	39,990
Cummins, Inc.	474,000	81,756
Fortive Corp.	179,300	12,372
PACCAR, Inc.	1,117,400	84,989
Snap-On, Inc.	472,500	76,862
		330,988
Professional Services - 0.2%
Nielsen Holdings PLC	818,600	16,503
Road & Rail - 3.1%
Knight-Swift Transportation Holdings, Inc. Class A (b)	4,777,884	174,202
Norfolk Southern Corp.	49,900	9,082
Union Pacific Corp.	214,600	35,508
		218,792
Trading Companies & Distributors - 2.5%
AerCap Holdings NV (a)	648,300	37,524
Air Lease Corp. Class A	1,148,000	50,489
HD Supply Holdings, Inc. (a)	2,306,010	91,180
		179,193

TOTAL INDUSTRIALS		1,727,223

INFORMATION TECHNOLOGY - 5.7%
IT Services - 1.7%
Amdocs Ltd.	853,100	55,622
Cognizant Technology Solutions Corp. Class A	1,056,400	64,377
		119,999
Software - 1.7%
Oracle Corp.	1,453,200	79,185
SS&C Technologies Holdings, Inc.	818,100	42,549
		121,734
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	654,518	162,818

TOTAL INFORMATION TECHNOLOGY		404,551

MATERIALS - 0.4%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	334,700	30,023
TOTAL COMMON STOCKS
(Cost $6,400,458)		7,100,520

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.83% (c)	10,228,793	10,231
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	161,003,618	161,020
TOTAL MONEY MARKET FUNDS
(Cost $171,251)		171,251
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $6,571,709)		7,271,771
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(165,157)
NET ASSETS - 100%		$7,106,614

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$44
Fidelity Securities Lending Cash Central Fund	67
Total	$111

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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